Related Party Transactions (Details) - KEYTRADE AG - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity method investments
Ownership interest (as a percent)	50.00%
Sales to related party	$ 151.8	$ 423.5	$ 397.4
Accounts receivable from related party	$ 0.7	$ 42.2